Subsequent events	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsequent events
30.	Subsequent events
In addition to the commitments disclosed in note 27, on January 31, 2020 the Group concluded contract related to renovation of its office premises of RUB 65,082 thousand. These commitments are expected to be settled in 2020.
On March 11, 2020, the Board of Directors approved an interim dividend of $0.50 per share, which amounted to $25,000,000 or RUB 1,800,520 thousand. The dividends will be paid to shareholders in April 2020.